Joint Operations - Additional Information (Details) $ in Thousands, ft² in Millions		12 Months Ended
	Oct. 10, 2017 CAD ($) ft² a	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($)
Disclosure Of Joint Operations [Line Items]
Name of joint operation	BC Tweed Joint Venture Inc.
Share capital		$ 1,076,838	$ 621,541
BC Tweed
Disclosure Of Joint Operations [Line Items]
Ownership interest in joint operation	66.67%
Ownership percentage held by partner	33.33%
Fair value of put option estimated using discounted cash flow approach		36,400
Put liability		56,300
Changes in fair value of put liability		19,900
Cash commitments to joint venture		20,000
Cash advanced to joint venture	$ 1,000	$ 79,879
Preferred dividend rate		24.00%
Adjustment to Prime Rate for Borrowings		3.00%
Percentage of cannabis produced for a fixed price per gram		100.00%
Grant date fair value of share-based compensation		$ 6,731
Contribution to loss		19,907
Acquisition-related transaction costs		641
BC Tweed | BC Lease 1
Disclosure Of Joint Operations [Line Items]
Purchase Price for Acquiring Limited Partnership Units		$ 28,000
BC Tweed | BC Lease 1 | License Date
Disclosure Of Joint Operations [Line Items]
Percentage of increase in purchase price		3.00%
BC Tweed | BC Lease 1 | Fifth Anniversary
Disclosure Of Joint Operations [Line Items]
Percentage of increase in purchase price		8.00%
BC Tweed | BC Lease 2
Disclosure Of Joint Operations [Line Items]
Purchase Price for Acquiring Limited Partnership Units		$ 45,000
BC Tweed | BC Lease 2 | License Date
Disclosure Of Joint Operations [Line Items]
Percentage of increase in purchase price		3.00%
BC Tweed | BC Lease 2 | Fifth Anniversary
Disclosure Of Joint Operations [Line Items]
Percentage of increase in purchase price		8.00%
BC Tweed | Two Tranches
Disclosure Of Joint Operations [Line Items]
Number of shares to be issued | shares		310,316
BC Tweed | Additional Two Tranches
Disclosure Of Joint Operations [Line Items]
Share capital		$ 2,750
BC Tweed | BC Tweed
Disclosure Of Joint Operations [Line Items]
Share-based compensation expense		$ 5,001
BC Tweed | Partner | British Columbia
Disclosure Of Joint Operations [Line Items]
Area of land | a	55
BC Tweed | Partner | British Columbia | BC Lease 1
Disclosure Of Joint Operations [Line Items]
Area of greenhouse | ft²	1.3
BC Tweed | Partner | British Columbia | BC Lease 2
Disclosure Of Joint Operations [Line Items]
Area of greenhouse | ft²	1.7